American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2024

Growth Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.0%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	296,789	38,692,382
Automobile Components — 0.3%
Aptiv PLC(1)	682,584	47,364,504
Automobiles — 1.8%
Tesla, Inc.(1)	1,201,003	278,716,766
Beverages — 1.1%
PepsiCo, Inc.	959,201	165,625,237
Biotechnology — 2.2%
AbbVie, Inc.	1,270,063	235,368,075
Vertex Pharmaceuticals, Inc.(1)	213,502	105,837,212
		341,205,287
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	4,872,464	911,053,319
Building Products — 0.6%
Trex Co., Inc.(1)	1,021,713	85,445,858
Capital Markets — 0.8%
S&P Global, Inc.	253,445	122,852,395
Communications Equipment — 0.2%
Motorola Solutions, Inc.	82,900	33,070,468
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	121,022	99,480,084
Sysco Corp.	804,273	61,647,525
Target Corp.	397,195	59,742,100
		220,869,709
Electrical Equipment — 0.5%
Eaton Corp. PLC	247,727	75,504,712
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	351,071	76,572,096
Energy Equipment and Services — 0.2%
Schlumberger NV	712,854	34,423,720
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	627,404	50,738,161
Financial Services — 4.4%
Adyen NV(1)	29,326	35,872,681
Block, Inc.(1)	1,137,038	70,359,912
Visa, Inc., Class A	2,138,140	568,039,654
		674,272,247
Food Products — 0.7%
Mondelez International, Inc., Class A	1,512,274	103,363,928
Ground Transportation — 2.0%
Saia, Inc.(1)	97,754	40,846,509
Uber Technologies, Inc.(1)	2,027,552	130,716,277
Union Pacific Corp.	550,170	135,743,444
		307,306,230
Health Care Equipment and Supplies — 1.4%
Dexcom, Inc.(1)	816,538	55,377,607
IDEXX Laboratories, Inc.(1)	114,398	54,467,176
Intuitive Surgical, Inc.(1)	236,051	104,950,635
		214,795,418

Health Care Providers and Services — 0.3%
UnitedHealth Group, Inc.	69,784	40,206,749
Hotels, Restaurants and Leisure — 2.3%
Airbnb, Inc., Class A(1)	519,884	72,555,011
Chipotle Mexican Grill, Inc.(1)	3,055,066	165,951,185
Dutch Bros, Inc., Class A(1)	1,339,454	51,234,116
Expedia Group, Inc.(1)	426,536	54,455,851
		344,196,163
Household Products — 0.4%
Procter & Gamble Co.	412,567	66,324,271
Insurance — 1.0%
Progressive Corp.	683,241	146,295,563
Interactive Media and Services — 12.4%
Alphabet, Inc., Class A	7,046,382	1,208,736,368
Meta Platforms, Inc., Class A	1,345,002	638,647,300
Pinterest, Inc., Class A(1)	1,270,581	40,595,063
		1,887,978,731
IT Services — 2.4%
Accenture PLC, Class A	289,588	95,743,584
MongoDB, Inc.(1)	270,497	68,262,623
Okta, Inc.(1)	804,638	75,587,694
Snowflake, Inc., Class A(1)	714,881	93,206,185
Twilio, Inc., Class A(1)	502,889	29,735,826
		362,535,912
Leisure Products — 0.4%
YETI Holdings, Inc.(1)	1,465,856	60,613,146
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	146,617	20,731,644
Machinery — 1.2%
Parker-Hannifin Corp.	169,496	95,114,375
Xylem, Inc.	588,977	78,628,430
		173,742,805
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	197,487	19,671,680
Pharmaceuticals — 4.2%
Eli Lilly & Co.	555,487	446,761,529
Novo Nordisk AS, Class B	857,035	113,551,040
Zoetis, Inc.	392,865	70,731,415
		631,043,984
Semiconductors and Semiconductor Equipment — 15.9%
Advanced Micro Devices, Inc.(1)	1,513,958	218,736,652
Analog Devices, Inc.	735,699	170,226,034
Applied Materials, Inc.	768,869	163,154,002
ASML Holding NV	83,294	77,560,983
Broadcom, Inc.	1,238,528	199,006,679
NVIDIA Corp.	13,621,690	1,594,010,164
		2,422,694,514
Software — 18.0%
Cadence Design Systems, Inc.(1)	607,479	162,597,829
Crowdstrike Holdings, Inc., Class A(1)	446,462	103,561,325
Datadog, Inc., Class A(1)	803,991	93,616,712
Dynatrace, Inc.(1)	1,594,612	70,035,359
Microsoft Corp.	4,886,752	2,044,372,699
PagerDuty, Inc.(1)	1,287,549	26,948,401
Salesforce, Inc.	429,116	111,055,221

Workday, Inc., Class A(1)	585,356	132,946,055
		2,745,133,601
Specialized REITs — 0.6%
Equinix, Inc.	109,638	86,640,333
Specialty Retail — 2.5%
CarMax, Inc.(1)	576,903	48,713,689
Home Depot, Inc.	435,091	160,183,103
Ross Stores, Inc.	584,022	83,649,471
TJX Cos., Inc.	816,906	92,326,716
		384,872,979
Technology Hardware, Storage and Peripherals — 10.1%
Apple, Inc.	6,930,490	1,539,123,219
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	53,217	49,099,601
TOTAL COMMON STOCKS (Cost $5,439,836,771)		14,762,777,332
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell 1000 Growth ETF (Cost $402,674,252)	1,105,595	396,013,073
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,651	50,651
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $3,088,573), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $3,019,877)		3,019,433
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $39,233,414), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $38,469,673)		38,464,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.25% - 2.875%, 5/15/28 - 8/15/31, valued at $12,356,115), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $12,113,787)		12,112,000
		53,595,433
TOTAL SHORT-TERM INVESTMENTS (Cost $53,646,084)		53,646,084
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,896,157,107)		15,212,436,489
OTHER ASSETS AND LIABILITIES — 0.1%		12,330,929
TOTAL NET ASSETS — 100.0%		$15,224,767,418

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,157,040	USD	14,402,091	Bank of America N.A.	9/27/24	$(125,587)
EUR	29,345,537	USD	31,946,079	JPMorgan Chase Bank N.A.	9/27/24	(103,684)
EUR	2,634,327	USD	2,870,308	JPMorgan Chase Bank N.A.	9/27/24	(11,839)
EUR	3,152,491	USD	3,443,100	UBS AG	9/27/24	(22,380)
EUR	3,053,293	USD	3,326,294	UBS AG	9/27/24	(13,212)
USD	35,291,876	EUR	32,708,706	Bank of America N.A.	9/27/24	(199,844)
USD	35,275,816	EUR	32,708,706	Citibank N.A.	9/27/24	(215,903)
USD	35,312,908	EUR	32,708,706	Morgan Stanley	9/27/24	(178,812)
USD	2,480,523	EUR	2,287,356	Morgan Stanley	9/27/24	(1,452)
USD	35,291,712	EUR	32,708,706	UBS AG	9/27/24	(200,007)
USD	3,612,165	EUR	3,322,832	UBS AG	9/27/24	6,610
						$(1,066,110)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,535,792,628	$226,984,704	—
Exchange-Traded Funds	396,013,073	—	—
Short-Term Investments	50,651	53,595,433	—
	$14,931,856,352	$280,580,137	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,610	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,072,720	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.